Nature of the Business - (Details) $ / shares in Units, $ in Thousands			9 Months Ended
	May 13, 2019 USD ($) $ / shares shares	May 03, 2019	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Nature of the Business
Reverse stock split ratio		0.1245
Proceeds from issuance of shares, net | $			$ 77,264
Common stock, shares outstanding	15,560,569		22,739,345		1,374,812	1,369,212
Preferred stock, shares outstanding	0		0		0
Common stock, number of shares authorized	100,000,000		100,000,000		158,745,671	84,045,455
Common stock, par value per share | $ / shares	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, number of shares authorized	10,000,000		10,000,000		0
Preferred stock, par value per share | $ / shares	$ 0.001		$ 0.001		$ 0.001
IPO
Nature of the Business
Issuance of stock (in shares)	5,750,000
Share price | $ / shares	$ 15.00
Proceeds from issuance of shares, net | $	$ 77,000
Underwriting discounts and commissions | $	6,000
Offering expenses | $	$ 3,400